Concentrations - Net Sales by Class of Retail (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Concentration Risk [Line Items]
NET SALES	$ 24,508,205	$ 22,519,672	$ 20,386,038	$ 19,350,197	$ 17,720,322	$ 16,698,903	$ 14,846,366	$ 13,885,185	$ 12,373,649	$ 11,226,549	$ 10,536,726	$ 9,382,537	$ 86,764,112		$ 63,150,776		$ 43,519,461
Grocery and Mass
Concentration Risk [Line Items]
NET SALES													65,212,966	[1]	49,731,873	[1]	33,985,199	[1]
Pet Specialty, Natural and Other
Concentration Risk [Line Items]
NET SALES													$ 21,551,146	[2]	$ 13,418,903	[2]	$ 9,534,262	[2]

[1]	Includes club retail class
[2]	Other sales represent less than 1% of net sales